Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes
13. Income taxes
Cayman Islands
The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiary established in Hong Kong is subject to 16.5% income tax rate on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
China
The Company’s subsidiaries, consolidated VIE and subsidiary of the VIE established in the PRC are mainly subject to statutory income tax at a rate of 25%.
On April 14, 2008, relevant governmental regulatory authorities released qualification criteria, application procedures and assessment processes for “high and new technology enterprises” (“HNTE”). The HNTE will be entitled to a favorable statutory tax rate of 15%. An enterprise’s qualification as a HNTE is reassessed by the relevant PRC governmental authorities every three years. On November 2, 2018, the local governments announced that Huize Shidai was qualified as HNTE and was subject to a preferential statutory tax rate of 15% since then. On October 9, 2021, the Chengdu Huize was also qualified as HNTE and was subject to a preferential statutory tax rate of 15% since then. Accordingly, Huize Shidai and Chengdu Huize are taxed at a rate of 15%, subject to reassessment.
The Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident
legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiary registered outside the PRC should be deemed resident enterprises, the Company and its subsidiary registered outside the PRC will be subject to the PRC income tax, at a rate of 25%.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group does not intend to have any of its PRC subsidiaries or VIEs distribute any undistributed profits of such subsidiaries or VIEs to their direct overseas parent companies, but rather intends that such profits will be permanently reinvested by such subsidiaries and VIEs for their PRC operations. As of December 31, 2022, the VIEs are in accumulative loss situation

and
no withholding tax needs to be
accrued.
Composition of income tax expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	2,234	—	—
Deferred income tax (benefit)/expense	(466)	—	—

Income tax expense	1,768	—	—

Tax Reconciliation
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Profit/(Loss) before income tax	(16,524)	(107,717)	(33,740)

Tax expense/(benefit) at EIT tax rate of 25%	(4,131)	(26,929)	(8,435)
Effect of different tax rates applicable to different subsidiaries of the Group	490	(3,195)	(826)
Changes in valuation allowance	1,290	37,948	16,154
Income not subject to tax	(34)	(769)	(59)
Expenses not deductible for tax purposes	11,561	2,872	5,608
Research and development tax credit	(7,408)	(12,627)	(12,442)
Effect on deferred tax assets due to change in tax rates	—	2,700	—

Income tax expense	1,768	—	—

Deferred tax assets and deferred tax liabilities
The following tables set forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2021	December 31, 2022
	RMB	RMB
Deferred tax assets
Advertising expenses	1,105	1,569
Net accumulated losses carry forward	67,714	94,697
Depreciation and amortization	271	338
Allowance for doubtful accounts	940	1,505
Accrued expenses	4,171	6,640
Operating lease liab ilitie s	—	45,639
Less: valuation allowance	(73,596)	(90,049)

Gross deferred tax asset s	605	60,339
Offse t	—	(60,339)
Net deferred tax assets	605	—

Deferred tax liabilities
Intangible assets	4,287	12,491
Operating lease right-of-use asset s	—	45,638
Gain on equity method investee	605	605
Variable consideration of renewal incom e	—	14,096

Gross deferred tax liabilities	4,892	72,830
Offset	—	(60,339)

Net deferred tax liabilities	4,892	12,491

Movement of valuation allowance

	For the years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	33,211	34,501	73,596
Additions	7,318	37,961	20,122
Acquisition of subsidiaries	—	1,147	1,529
Reversals	(6,028)	(13)	(3,968)
Expiration	—	—	(166)
Disposal of subsidiaries	—	—	(1,064)

Balance at end of the year	34,501	73,596	90,049

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not
that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment, and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory rate of 25%, 15% or 16.5%, depending on which entity, was applied when calculating deferred tax assets.
As of December 31, 2020, 2021 and 2022, the Group had tax on net operating loss carryforwards of approximately RMB31,218, RMB67,714 and RMB 94,697, respectively, which arose from the subsidiaries, VIE and the VIE’s subsidiary established in PRC. As of December 31, 2020, 2021 and 2022, of the tax on net operating loss carryforwards, RMB30,613, RMB67,109 and RMB94,092 was provided for valuation allowance,
respectively, while the remaining

RMB605, RMB605 and RMB605 is expected to be utilized prior to expiration considering future taxable income for respective entities. In 2020 and 2021, the net operating loss carry forward of Shenzhen Huize, Huize Shidai and Chengdu Huize was provided for the addition of valuation allowance. In 2022, the addition of valuation allowance was mainly provided by the net operating loss carry forward of Chengdu Huize and other certain subsidiaries of VIE, because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimates of its future taxable income.

In 2022, the reversal of valuation allowance was mainly caused by the decrease of net operation loss carry forward of Shenzhen Huize.
According to the Circular of relevant governmental regulatory authorities of Taxation on Extending the Loss Carry-over Period of High-tech Enterprises and High-tech SMEs (Cai Shui [2018] No. 76), from January 1, 2018, the enterprises that have the qualifications of high-tech enterprises or high-tech SMEs will be able to make up for the losses that have not been utilized in the previous five years before the qualification year. The longest carry-over period is extended from 5 years to 10 years. As of December 31, 2022, the net operating loss carryforwards will expire during the period from 2024 to 2031, if unused.
Uncertain tax positions
The liabilities associated with uncertain tax positions were RMB2,440 and RMB2,440 as of December 31, 2021 and 2022, respectively. The Group did not accrue any potential penalties and interest related to these uncertain tax positions for all years presented on the basis that the likelihood of penalties and interest being charged is not considered to be probable.
The amounts of uncertain tax positions listed above are based on the recognition and measurement criteria of ASC 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. The Group does not expect changes in uncertain tax positions recognized as of December 31, 2022 to be material in the next twelve months. In general, the PRC tax authorities have up to five years and in certain cases up to
10
years to conduct examinations of the tax filings of the Group. There are no ongoing examinations by tax authorities as of December 31, 2022.